Restatement (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Schedule of restatement - Balance sheet

Balance sheet

	As at June 30, 2013
	As reported $	Adjustment $	As restated $

Assets

Current assets

Cash	2,413	—	2,413
Accounts receivable	82,800	—	82,800
Loans receivable	28,620	—	28,620

Total current assets	113,833	—	113,833

Technology intellectual property	9,774,862	(9,745,414)	29,448
Property and equipment	1,682	—	1,682
Goodwill	1,352,212	—	1,352,212

Total assets	11,242,589	(9,745,414)	1,497,175

Liabilities

Current liabilities

Accounts payable	581,294	—	581,294
Accrued liabilities	132,339	—	132,339
Loans payable	673,624	—	673,624
Due to related parties	332,404	—	332,404

Total current liabilities	1,719,661	—	1,719,661

Convertible debt, net of unamortized discount	8,038,096	(249,451)	7,788,645

Total liabilities	9,757,757	(249,451)	9,508,306

Stockholders’ equity (deficit)

Common stock	463	—	463
Additional paid-in capital	13,711,742	243,255	13,954,997
Shares to be issued	60,000	—	60,000
Deferred compensation	(566,488)	—	(566,488)
Accumulated other comprehensive loss	(5,776)	—	(5,776)
Deficit	(11,715,109)	(9,739,218)	(21,454,327)

Total stockholders’ equity (deficit)	1,484,832	(9,495,963)	(8,011,131)

Total liabilities and stockholders’ equity (deficit)	11,242,589	(9,745,414)	1,497,175

Schedule of restatement - Income statement

Income statement

	Six months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,806)	832
Depreciation of property and equipment	329	—	329
General and administrative	470,628	—	470,628
Write-down of intangible asset	—	9,970,020	9,970,020

Total expenses	721,595	9,720,214	10,441,809

Loss before other income (expense)	(716,465)	(9,720,214)	(10,436,679)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(29,138)	—	(29,138)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(164,186)	(19,004)	(183,190)

Net loss and comprehensive loss for the period	(880,651)	(9,739,218)	(10,619,869)

	Three months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,881)	757
Depreciation of property and equipment	329	—	329
General and administrative	439,290	—	439,290

Total expenses	690,257	(249,881)	440,376

Loss before other income (expense)	(685,127)	249,881	(435,246)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(14,478)	—	(14,478)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(149,526)	(19,004)	(168,530)

Net loss and comprehensive loss for the period	(834,653)	230,877	(603,776)